As filed with the Securities and Exchange Commission on November ____, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22552

City National Rochdale International Trade Fixed Income Fund
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

City National Rochdale International Trade Fixed Income Fund
Schedule of Investments, September 30, 2013 (Unaudited)

Principal		Percentage of	Coupon		Maturity
Amount		Net Assets	Rate (a)		Date	Cost	Fair Value
	Long-Term Investments:

	Asset Backed Securities:

	Hong Kong
$1,000,000	Sea Lane Series 2011-1A - Class A (Acquired 11/02/2012, Aggregate Cost $1,044,550) (b) (c)	3.7%	14.26%		02/12/2016	$1,032,291	$1,037,630

	Turkey
264,706	Yapi DPR Finance Co. Series 2010-1 - Class A	0.9	0.90		11/21/2014	258,656	259,113

	Total Asset Backed Securities	4.6				1,290,947	1,296,743

	Corporate Bank Loans:

	Angola
900,000	Ministry of Finance of the Republic of Angola	3.1	5.88		02/24/2018	892,945	888,750
918,367	Sonangol Finance Ltd.	3.2	3.68		06/30/2017	913,156	908,724
611,111	TAAG Linhas Aereas de Angola	2.1	6.26		06/01/2016	612,922	611,722
		8.4				2,419,023	2,409,196

	Azerbaijan
656,410	Azerbaijan Railways	2.3	4.18		01/09/2015	642,468	643,938

	Brazil
500,000	Amaggi Exportacao Importacao Ltd.	1.7	2.89		08/29/2014	498,211	495,000
1,000,000	Bahia Speciality Cellulose S.A.	3.5	4.14		02/02/2018	993,447	1,000,500
		5.2				1,491,658	1,495,500

	Columbia
991,558	Tuscany International Drilling Inc. (f)	3.4	7.75		09/14/2017	985,508	974,206

	Ghana
600,000	Kosmos	2.1	3.43		06/15/2018	591,087	594,600

	India
632,534	Alok Singapore Pte Ltd.	2.2	4.18		03/15/2014	631,891	633,799
250,000	Bajaj Hindusthan Sugar & Industries Ltd. - IFC Term B1	0.9	1.64		03/18/2014	248,435	243,500
		3.1				880,326	877,299

	Jamaica
857,200	Digicel International Finance Limited	3.0	3.75		03/31/2015	855,456	856,771

	Kazakhstan
728,814	Eastcomtrans Kazakhstan	2.5	6.18		04/01/2016	720,540	721,161
1,000,000	Kazmunaigaz Finance Sub BV	3.5	2.36		07/15/2016	991,918	998,500
		6.0				1,712,458	1,719,661

	Macedonia
809,524	Solway Investment Group United and Solway Industries Ltd. (Solway)	2.9	6.18		05/09/2016	802,434	809,524

	Mauritania
1,000,000	BB Energy	3.5	1.60		06/15/2014	992,246	992,000

	Mongolia
844,370	Just Group LLC (f)	2.2	7.18		10/10/2014	842,109	633,278
428,571	MSC Holding LLC (Tranche A)	1.5	6.26		11/23/2015	424,552	423,429
571,429	MSC Holding LLC (Tranche B)	2.0	7.76		11/23/2017	563,834	563,429
1,000,000	Shunkhlai LLC	3.5	4.50		10/18/2013	999,526	1,000,000
		9.2				2,830,021	2,620,136

	Morrocco
794,897	SAMIR	2.8	3.93		12/24/2014	791,721	790,923

	Nigeria
1,000,000	Oando Energy Resources	3.5	0.00	(d)	03/31/2019	988,500	988,500

	Panama
960,000	Banana International Corporation	3.4	8.00		06/15/2015	951,395	960,480

	Russia
458,333	JSC Oil Company Bashneft	1.6	1.73		03/25/2015	454,068	454,896
500,000	Mechel (Tranche A)	1.7	5.76		08/07/2015	488,486	469,750
500,000	Mechel (Tranche B)	1.7	5.76		08/10/2015	488,986	469,750
512,195	Metalloinvest JSC Lebedinsky	1.8	3.18		04/04/2016	504,907	505,024
		6.8				1,936,447	1,899,420

	Sierra Leone
784,377	African Minerals	2.7	5.84		03/30/2017	777,017	776,534

	Tanzania
192,509	Export Trading Group Pte	0.7	3.18		03/31/2014	192,216	192,509

	Ukraine
833,333	Metinvest BV	2.9	4.93		05/31/2015	821,461	818,333

	United Arab Emirates
857,143	Ammalay Commodities Dubai, REI-AGRO INDIA	3.0	6.27		04/29/2016	850,727	856,714

	Vietnam
1,000,000	Ma San Thai Nguyen Resources Co. Ltd.	3.5	9.89		03/07/2014	995,334	997,000

	Total Corporate Bank Loans	78.4				22,507,503	22,273,244

	Total Long-Term Investments	83.0				23,798,450	23,569,987

	Short-Term Investment:

	Money Market Fund
	United States
	First American Government Obligations Fund, 0.01% (e)	19.0				5,390,446	5,390,446

	Total Investments	102.0%				$29,188,896	$28,960,433

(a)	Variable rate.
(b)	144a restricted security.
(c)	Private placement.
(d)	Zero rate coupon.
(e)	7-day yield.
(f)	Illiquid security.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual financial statements.

City National Rochdale International Trade Fixed Income Fund
Schedule of Investments, Continued
September 30, 2013 (Unaudited)

Percentage of
Sector	Net Assets
Basic Industry	22.9%
Consumer Cyclical	2.2%
Consumer Non-Cyclical	9.7%
Diversified Conglomerate/Manufacturing	3.5%
Financial	7.7%
Oil & Gas	27.1%
Services	6.9%
Telecommunication	3.0%
Total Long-Term Investments	83%
Money Market Fund	19.0%
Total Investments	102.0%

The accompanying notes are an integral part of these financial statements.

City National Rochdale International Trade Fixed Income Fund
Schedule of Investments, September 2013 (Unaudited), Continued

Summary of Fair Value Exposure

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

The Fund pursues its investment objectives by investing primarily in trade finance, structured trade finance, export finance and project finance loans and other forms of debt obligations of companies, banks or other entities (including sovereign entities) located primarily in or having exposure to global emerging markets.

City National Rochdale Investment Management LLC (the “Manager” or “Adviser”) is the investment adviser to the Fund.  The Manager has selected GML Capital LLP, a limited liability partnership formed in England (the “Sub-Adviser”) as sub-investment adviser with respect to the Fund.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market, or the OTC Bulletin Board will be valued at their last composite sale prices as reported at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined.  Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where such securities are primarily traded. If no sales of particular securities are reported on a particular day, the securities will be valued based on their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by the appropriate exchange, dealer, or pricing service. Redeemable securities issued by a registered open-end investment company will be valued at the investment company’s net asset value per share. Other securities for which market quotations are readily available will generally be valued at their bid prices, or ask prices in the case of securities held short, as obtained from the appropriate exchange, dealer, or pricing service. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

The Sub-Adviser generally selects trade finance-related securities for investment by the Fund to be held to maturity and will base its estimation of fair value on this presumption.  Where the Sub-Adviser decides that the Fund will not to hold the security to maturity, the basis of its fair value estimates will differ.  In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. When making a determination of the fair value of a trade finance-related security, the Sub-Adviser will consider a variety of factors that will include but not be limited to: (1) the cost and/or repayment performance of the underlying trade finance-related security, (2) the last reported price at which the investment was traded, (3) information regarding the investment, the issuer and its sector, country or region, (4) changes in financial conditions and business prospects disclosed in the issuer’s financial statements and other reports, (5) any publicly announced transaction involving the issuer, (6) comparisons to other investments or to financial indices that are correlated to the investment, (7) with respect to fixed income investment, changes in market yields and spreads, and/or (8) other factors that might affect the investment’s value. The fair values of one or more assets may not be the prices at which those assets are ultimately sold. In such circumstances, the Sub-Adviser will reevaluate its fair value methodology to determine, what, if any, adjustments should be made to the methodology for determining the valuation.  Where investments are valued using this methodology and are valued by the Sub-Adviser, they will be considered Level 3 assets.  Where investments are valued independently by a third party, such as Debtdomain, using such a methodology they will be considered Level 2 assets.

Debt securities will be valued in accordance with the Fund’s valuation procedures, which generally relies on the Sub-Adviser’s good faith estimate, or, if and when appropriate, the Manager or Sub-Adviser may provide for using a third-party pricing system, agent, or dealer selected by the Sub-Adviser, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading.  When appropriate the Manager and Sub-Adviser may determine a security’s fair value based on an assessment of multiple factors, including the value provided by an independent third party but which may not agree with the specific price from such third party providing such service. The Board will monitor periodically the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost (or, if purchased at a discount, then at its accredited cost), so long as such valuations are determined by the Board in good faith to represent fair value.

With respect to other securities and investments, securities for which market quotations are available, but which are restricted as to salability or transferability, are valued as provided above, less an appropriate discount determined at the discretion of the Sub-Adviser (or if deemed appropriate in the Sub-Adviser’s discretion, by an independent third party), based on the nature and term of the restrictions.  Investments valued under this methodology are considered Level 2 assets.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
  Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
  Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
  Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are the classes of investments at September 30, 2013 grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis:

	Quoted Prices in	Significant	Significant
	Active Markets	Other Observable	Unobservable
	for Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Long-Term Investments
Asset Backed Securities	$-	$1,296,743	$-	$1,296,743
Corporate Bank Loans	-	22,273,244	-	22,273,244

Total Long-Term Investments	-	23,569,987	-	23,569,987

Short-Term Investment
Money Market Fund	5,390,446	-	-	5,390,446

Total Investments	$5,390,446	$23,569,987	$-	$28,960,433

From March 31, 2013 to September 30, 2013, there were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$29,188,896
Gross unrealized appreciation	53,800
Gross unrealized depreciation	(282,263)
Net unrealized depreciation	$(228,463)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  City National Rochdale International Trade Fixed Income Fund

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date                 11/4/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date                 11/4/13

By (Signature and Title)    /s/ William O’Donnell
                                                William O’Donnell, Treasurer

Date                 11/4/13